Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 582,971	$ 793,040	$ 2,406
Prepaid expenses and other current assets	296,081	256,251	18,776
Note receivable		0	5,224,423
Current assets from discontinued operations	2,248,757	2,494,564	1,755,275
TOTAL CURRENT ASSETS	3,127,809	3,543,855	7,000,880
Property and equipment, net	21,895	25,022	37,821
Intangible assets, net of accumulated amortization of $43,096 and $12,287 at March 31, 2021 and 2020, respectively	1,797,920	1,706,762	1,128,702
Long term assets from discontinued operations	5,383,005	5,530,415	6,185,465
TOTAL ASSETS	10,330,629	10,806,054	14,352,868
CURRENT LIABILITIES:
Accounts payable	1,463,806	1,412,459	1,913,049
Accrued interest	521,145	493,741	366,865
Accrued liabilities	1,031,003	957,946	813,618
Notes and convertible notes payable, net of unamortized discount of $296,504 and $608,580 at March 31, 2021 and 2020, respectively		3,594,804	5,054,728
Indebtedness to related parties	84,913	84,913	586,512
Note payable to related party		0	151,923
Current liabilities from discontinued operations	1,987,787	2,054,585	1,999,062
TOTAL CURRENT LIABILITIES	8,707,840	8,598,448	10,885,757
Convertible notes payable, net of unamortized discount of $154,590 and $0 at March 31, 2021 and 2020, respectively	305,877	292,410	0
Long term liabilities from discontinued operations	3,347,363	3,389,124	3,555,605
TOTAL LIABILITIES	12,361,080	12,279,982	14,441,362
Commitments and contingencies (Note 11)
STOCKHOLDERS' EQUITY/(DEFICIT):
Common Stock, $0.0001 par value, 600,000,000 shares authorized, 315,340,411 and 275,541,602 outstanding at March 31, 2021 and 2020, respectively	31,743	31,534	27,554
Additional paid-in capital	102,619,471	102,380,770	97,271,157
Accumulated deficit	(104,681,665)	(103,886,232)	(97,387,205)
TOTAL STOCKHOLDERS' DEFICIT	(2,030,451)	(1,473,928)	(88,494)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,330,629	$ 10,806,054	$ 14,352,868